Equity Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Equity [abstract]
Disclosure of breakdown of equity instruments
The detail, by classification and type, of Equity instruments in the consolidated balance sheets is as follows:

EUR million
	2024	2023	2022
Classification
Financial assets held for trading	16,636	15,057	10,066
Non-trading financial assets mandatorily at fair value through profit or loss	4,641	4,068	3,711
Financial assets designated at fair value through other comprehensive income	2,193	1,761	1,941
	23,470	20,886	15,718
Type
Shares of Spanish companies	3,730	3,540	3,284
Shares of foreign companies	17,153	15,185	10,494
Shares of investment funds	2,587	2,161	1,940
	23,470	20,886	15,718

Disclosure of changes in financial assets at fair value through other comprehensive income
The changes in 'Financial assets at fair value through other comprehensive income' were as follows:

EUR million
	2024	2023	2022
Balance at beginning of the year	1,761	1,941	2,453
Net additions (disposals)	(35)	11	(33)
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (EIGR)A	447	(162)	(497)
Changes in the RV hedged with micro-hedging transactions	20	(29)	18
Balance at end of year	2,193	1,761	1,941
A.They do not include fair value movements for currency risk hedged with hedging instruments.